SUPPLEMENT DATED APRIL 4, 2003

TO

PROSPECTUS DATED JULY 1, 2002
FOR
ALL-STAR EXTRA VARIABLE AND FIXED ANNUITY

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

______________________________________________________________

Change in Sub-Account Names

Effective immediately, the following Sub-accounts have changed names, as result of changes in the underlying Funds.

Former Name	New Name

1. Stein Roe Balanced Fund, Variable Series	Liberty Asset Allocation Fund, Variable Series

2. Stein Roe Money Market Fund, Variable Series	Liberty Money Market Fund, Variable Series

3. Galaxy VIP Columbia Real Estate Equity Fund II, Variable Series	Columbia Real Estate Equity Fund, Variable Series

4. Galaxy VIP Quality Plus Bond Fund, Variable Series	Liberty Federal Securities Fund, Variable Series

5. Colonial High Yield Securities Fund, Variable Series	Columbia High Yield Securities Fund, Variable Series

6. Colonial US Growth & Income Fund, Variable Series	Liberty Growth & Income Fund, Variable Series

Change in Investment Adviser

As a result of recent mergers within the Columbia Management Group, Inc. ("CMG"), a subsidiary of Fleet National Bank, effective immediately, Columbia Management Advisers, Inc., a subsidiary of CMG is now investment adviser to the underlying Funds for each of the above named Sub-accounts as well as that of the Newport Tiger Fund, Variable Series.